STOCK-BASED COMPENSATION - OPTIONS OUTSTANDING (DETAILS) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
Jun. 30, 2013
Options
Outstanding, beginning of year	353,093
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period	24,818
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	(69,933)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	(1,739)
OUTSTANDING, END OF YEAR	306,239
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	223,154
Weighted Avg. Exercise Price
Outstanding, beginning of year	$ 53.83
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 75.41
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 47.09
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price	$ 60.97
OUTSTANDING, END OF YEAR	$ 57.07
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 52.97
Weighted Avg. Remaining Contractual Life in Years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	4 years 11 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	3 years 7 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 6,100
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	$ 5,367